Document And Entity Information	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	DISC MEDICINE, INC.
Entity Central Index Key	0001816736
Entity Emerging Growth Company	false
Entity File Number	001-39438
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1612845
Entity Address, Address Line One	321 Arsenal Street
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	674-9274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IRON
Security Exchange Name	NASDAQ